Derivative Financial Instruments - FGL's Exposure to Credit Loss on Call Options Held (Detail) - USD ($) $ in Millions	Sep. 30, 2017	Sep. 30, 2016
Derivatives not designated as hedging instrument
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	$ 1.5	$ 0.2